Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 06, 2024
Entity Registrant Name	dei_EntityRegistrantName	LEUTHOLD FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001000351
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2024
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Leuthold Grizzly Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Leuthold Grizzly Short Fund (the “Fund”) is correcting the expense example table in the Prospectus.  Accordingly, effective immediately, the expense example table under the “Example” section of the Prospectus is hereby deleted and replaced with the following:

Leuthold Grizzly Short Fund | No Load
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRZZX
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,176